Commitments and Contingencies - Additional Information (Details) £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Investment	Dec. 31, 2023 USD ($) Investment	Dec. 31, 2022 USD ($)	Dec. 31, 2024 GBP (£) Investment	Dec. 31, 2024 CAD ($) Investment	Dec. 31, 2024 AUD ($) Investment	Dec. 31, 2024 CHF (SFr) Investment	Dec. 31, 2024 SGD ($) Investment	Dec. 31, 2023 GBP (£) Investment	Dec. 31, 2023 CAD ($) Investment	Dec. 31, 2023 AUD ($) Investment	Dec. 31, 2023 CHF (SFr) Investment	Dec. 31, 2023 SGD ($) Investment	Sep. 30, 2021 USD ($)	Dec. 20, 2017 USD ($)
Restricted Cash And Collateral [Line Items]
Other investments (equity method)	$ 267.2	$ 209.3
Total as percent of invested assets	46.40%	50.20%
Investable assets held by the Company	$ 7,700.0	$ 7,500.0
Commitment to invest in private assets	57.0	99.0	$ 377.9
Investable assets held by insurance regulators	$ 471.9	517.4
Minimum capital required | £				£ 0.4					£ 0.5
Percentage of reinsurance liabilities	100.00%			100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities	$ 648.8	823.5
Assets held-in-trust	1,001.5	1,016.9
Regulatory deposits	6.9	6.8
Deposit with states	$ 6.5	$ 6.4
Number of investments | Investment	1	1		1	1	1	1	1	1	1	1	1	1
Us Multi Beneficiary Trust Fund
Restricted Cash And Collateral [Line Items]
Minimum trust fund	$ 20.0
Assets held-in-trust	334.0	$ 394.7
US Surplus Lines Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust	150.2	126.6
Canadian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust	162.7				$ 219.8					$ 228.4
Australian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust	54.1					$ 78.1					$ 131.0
Swiss Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust	5.7						SFr 4.8					SFr 9.9
Singapore Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust	$ 157.3							$ 201.7					$ 192.1
Bermuda
Restricted Cash And Collateral [Line Items]
Percentage of reinsurance liabilities	100.00%			100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities	$ 182.3	$ 320.6
Limited Partner
Restricted Cash And Collateral [Line Items]
Restricted assets														$ 20.0	$ 100.0